Basis of preparation:	6 Months Ended
Jun. 30, 2018
Basis Of Preparation
1. Basis of preparation:

(a)	Statement of compliance:

The consolidated condensed unaudited interim consolidated financial statements of the Corporation have been prepared in accordance with International Financial Reporting Standards (“IFRS”) and its interpretations as issued by the International Accounting Standards Board (“IASB”) and in accordance with IAS 34, Interim Financial Reporting. The condensed unaudited interim consolidated financial statements do not include all of the information required for full annual financial statements and accordingly should be read in conjunction with the previously issued annual financial statements of the Corporation for the fiscal year ended December 31, 2017 and notes thereto contained in the Corporation’s Annual Report on Form 20F.

The consolidated condensed interim consolidated financial statements were authorized for issuance by the Board of Directors on August 10, 2018.

(b)	Basis of measurement:

The condensed unaudited interim consolidated financial statements have been prepared as a going concern and on the historical cost basis. The functional currency of the Corporation is the US dollar.

Use of estimates and judgments

The preparation of the consolidated financial statements in conformity with IFRS requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, income and expenses.   Information about critical judgments in applying accounting policies and assumption and estimation uncertainties that have the most significant effect on the amounts recognized in the consolidated financial statements is noted below: